Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum future rental payments under operating leases to related parties for the years ending December 31 are as follows:

2016	$852
2017	852
2018	852
2019	852
2020	852
Thereafter	8,601
Total minimum future payments	$12,861